UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479
                                                     ---------

                             UBS Event Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                          UBS EVENT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007



                                                                             REALIZED AND
                                                                   % OF       UNREALIZED
                                                                  MEMBERS' GAIN/(LOSS) FROM
INVESTMENT FUND                         COST        FAIR VALUE    CAPITAL     INVESTMENTS       LIQUIDITY   LOCK-UP*
--------------------------------    -----------    ------------  -------- ----------------  --------------- --------

Amber Fund, LTD                     $ 12,500,000   $ 21,230,541     5.23%     $ 2,569,862       Quarterly
Aspen Partners, L.P. Series A                 --      2,270,795     0.56         (322,703)      Annually
Brookdale International
  Partners, L.P.                      16,750,000     24,103,742     5.94        2,975,915       Quarterly         X
Cycladic Catalyst Fund, L.P.          15,500,000     14,514,463     3.58       (3,048,068)      Quarterly
Davidson Kempner Partners, LLC        24,000,000     25,314,774     6.24          827,204       Annually
Gracie Capital L.P.                   11,000,000     18,225,599     4.49          889,251       Annually
Harbinger Capital Partners I, L.P.    11,000,000     38,866,879     9.57       15,226,755       Quarterly
Highland Credit Strategies Fund,
  LTD                                 12,000,000     15,956,566     3.93        1,618,023       Quarterly
Jana Partners Fund, L.P.              15,000,000     18,934,366     4.66        1,480,766       Quarterly
Jana Piranha Fund, L.P.                7,000,000      8,755,917     2.16        1,023,600       Quarterly
LaGrange Capital Partners, L.P.       11,000,000     12,348,808     3.04       (1,800,506)      Annually
Marathon Distressed Subprime
  Fund, LP                            10,000,000     10,011,000     2.47           11,000    Special-18 months
North Run Master, L.P.                17,000,000     24,395,639     6.01        1,194,957       Quarterly
OZ Domestic Partners, L.P.             8,577,699     22,169,531     5.46        1,566,410       Annually
OZ Domestic Partners, L.P.
  Special Investment                   5,922,301      7,138,399     1.76        1,216,098       Annually
Pershing Square, L.P.                  3,000,000      2,844,533     0.70         (155,467)      Annually          X
Seneca Capital, L.P.                  14,000,000     28,407,355     7.00        3,085,287       Annually
Steel Partners Japan Strategic
  Fund, L.P.                          10,000,000     11,010,291     2.71          178,712       Quarterly
Subprime Credit Strategies
  Fund II, L.P.                        3,750,000     17,521,377     4.32       13,439,251       Quarterly         X
Tala Partners II, L.P.                 9,000,000     10,272,300     2.53          763,433      Semi-Annual
The Children's Investment
  Fund, L.P.                          11,000,000     20,510,144     5.05        3,347,268       Annually          X
Trilogy Financial Partners, L.P.      18,000,000     25,243,106     6.22          314,650       Quarterly         X
Wesley Capital QP, L.P.               15,000,000     23,463,842     5.78        1,124,061       Quarterly
Redeemed Investment Funds                     --             --       --         (166,237)
                                    ------------   ------------    -----      -----------
TOTAL                               $261,000,000   $403,509,967    99.41%     $47,359,522
                                    ============   ============    =====      ===========

* As of September 30, 2007, these funds were subject to lock up provisions ranging from 6 months to 27 months.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Event Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date                       November 27, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.